Mezzanine Equity and Stockholders' Deficiency	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Mezzanine Equity and Stockholders' Deficiency

11. Mezzanine Equity and Stockholders’ Deficiency

The Company has two classes of capital stock: common stock and preferred stock. The following summarizes the terms of the Company’s capital stock.

Common Stock

The Company is authorized to issue up to 28,000,000 shares of common stock at $0.001 par value, at March 31, 2021 and December 31, 2020.

There were 11,640,181 and 11,513,451 shares issued and outstanding at March 31, 2021 and December 31, 2020, respectively.

Convertible Contingently Redeemable Preferred Stock

At March 31, 2021 and December 31, 2020, the Company was authorized to issue up to 4,832,409 shares of Series C convertible preferred stock (the “Series C Preferred Stock” or “Preferred Stock”) at $0.001 par value. The Company had 4,832,409 shares issued and outstanding as of March 31, 2021 and December 31, 2020. The Series C Preferred Stock liquidation preference was $400.3 million and $403.4 million as of March 31, 2021 and December 31, 2020, respectively. In addition to the Series C Preferred Stock, at March 31, 2021, the Company was authorized to issue up to 3,326,340 shares of Series B-1 convertible preferred stock and 2,736,477 shares of Series B-2 convertible preferred stock. Although authorized for issuance, no shares of Series B-1 convertible preferred stock nor Series B-2 convertible preferred stock were issued and outstanding at March 31, 2021.

No dividends were declared related to the Preferred Stock in the three months ended March 31, 2021 and 2020.

The redemption value for the Preferred Stock was $400.3 million and $403.4 million at March 31, 2021 and December 31, 2020, respectively.

Redeemable Noncontrolling Interest

On December 24, 2020, AEPL, an unaffiliated entity, acquired a redeemable noncontrolling interest in EduTech through the contribution of 10.0 million Singapore Dollars, which represents an investment of $7.5 million. As of December 31, 2020, AvePoint owned a 77.78% interest in EduTech and AEPL owned a 22.22% interest in EduTech. On February 11, 2021, AEPL contributed an additional 1.0 million Singapore Dollars, which represents an additional investment of $0.8 million. At the transaction closing date, AvePoint owned a 76.09% interest in EduTech and AEPL owned a 23.91% interest in EduTech. As part of AEPL’s initial and subsequent investment in EduTech, the Company granted AEPL a put option which allows AEPL to cause the Company to repurchase AEPL’s shares in EduTech at any time between December 24, 2022 and December 24, 2023 at a price equal to AEPL’s initial and subsequent investment amounts. At each reporting period, the Company increases the carrying amount of the redeemable noncontrolling interest by periodic accretions using the interest method so that the carrying amount will equal the redemption amount on the date that the put option becomes exercisable. These adjustments are recorded as net income attributable to redeemable noncontrolling interest. The rollforward of the balance of the redeemable noncontrolling interest is as follows:

Redeemable noncontrolling interest
(in thousands)
Beginning balance (December 31, 2020)	$3,061
Issuance of redeemable noncontrolling interest in EduTech	238
Net income (loss) attributable to redeemable noncontrolling interest	(178)
Other comprehensive income (loss) attributable to redeemable noncontrolling interest	0
Adjustment to present redemption value as of March 31, 2021	575

Ending balance (March 31, 2021)	$3,696

11. Mezzanine Equity and Stockholders’ Deficiency

The Company has two classes of capital stock: common stock and preferred stock. The following summarizes the terms of the Company’s capital stock.

Common Stock

The Company is authorized to issue up to 28,000,000 shares of common stock at $0.001 par value, at December 2020 and 2019.

On December 26, 2019, the Company issued 657,514 shares of its common stock to new investors for an aggregate purchase price of $17.3 million, representing a weighted-average purchase price of $26.31 per share, pursuant to a common stock purchase agreement (the Common Stock Purchase Agreement), dated as of December 26, 2019. In addition, on December 26, 2019, the Company also issued 497,735 shares of its non-voting common stock to new investors for an aggregate purchase price of $16.4 million, representing a weighted-average purchase price of $32.89 per share, pursuant to a non-voting common stock purchase agreement (the Non-Voting Common Stock Purchase Agreement), dated as of December 26, 2019.

In 2020, the Company issued 1,423,259 shares of its common stock to investors for an aggregate purchase price of $61.2 million, representing a weighted-average purchase price of $42.98 per share, pursuant to Common Stock Purchase Agreements, dated as of June 16, 2020, September 28, 2020, and October 1, 2020. $2.5 million was used for banking and legal services.

There were 11,513,451 and 9,702,831 shares issued and outstanding at December 31, 2020 and 2019, respectively.

Convertible Contingently Redeemable Preferred Stock

At December 31, 2020 and 2019, the Company was authorized to issue up to 547,283 shares of Series A-1 convertible preferred stock (the “Series A-1 Preferred Stock”), 124,050 shares of Series A-2 convertible preferred stock (the “Series A-2 Preferred Stock”, and together with the Series A-1 Preferred Stock, the “Series A Preferred Stock”), 3,326,340 shares of Series B-1 convertible preferred stock (the “Series B-1 Preferred Stock”), 2,736,477 shares of Series B-2 convertible preferred stock, (the “Series B-2 Preferred Stock”, and together with the Series B-1 Preferred Stock, the “Series B Preferred Stock”)), 4,832,409 shares of Series C convertible preferred stock (the “Series C Preferred Stock”); and 1,045,943 shares of Series C Prime convertible preferred stock (collectively with the Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock, the “Preferred Stock”), all at $0.001 par value.

The following table summarizes the redeemable convertible preferred stock with balances outstanding at December 31, 2020 or December 31, 2019:

	December 31, 2020			December 31, 2019
	(in thousands, except share amounts)
Preferred shares issued and outstanding:	Shares issued and outstanding	Liquidation preference	Recorded amount	Shares issued and outstanding	Liquidation preference	Recorded amount
Series B-1 Preferred Stock	—	—	—	694,498	22,841	21,456
Series B-2 Preferred Stock	—	—	—	351,445	11,559	10,858
Series C Preferred Stock	4,832,409	403,361	183,390	4,832,409	247,500	150,342

	4,832,409	$403,361	$183,390	5,878,352	$281,900	$182,656

On December 26, 2019 (the “Closing Date”), the Company issued 4,832,409 shares of its Series C Preferred Stock to new investors for an aggregate purchase price of $150.0 million, representing a weighted-average purchase price of $31.04 per share, pursuant to a stock purchase and redemption agreement, dated as of December 26, 2019 (such transaction with issuance of common stock, the “Series C Financing”). Approximately $179.0 million of the Series C Financing purchase price was used for the redemption of 547,283 shares of Series A-1 Preferred Stock, 124,050 shares of Series A-2 Preferred Stock, 2,631,842 shares of Series B-1 Preferred Stock, and 2,385,032 shares of Series B-2 Preferred Stock. $4.8 million was used for banking and legal services.

In 2020, the Company redeemed 1,045,943 shares of its Series B Preferred Stock for $33.7 million, representing a weighted-average purchase price of $32.23 per share.

Voting Rights

Together with the holders of voting common stock, holders of Preferred Stock (except for the holders of Series B-2 Preferred Stock) are entitled to vote, as a single class, on all matters and are entitled to one vote equal to the number of shares of common stock into which they could be converted.

Dividend Rights

The holders of Preferred Stock in preference to the holders of common stock and non-voting common stock, shall be entitled to receive, if declared, dividends in an amount at least equal to dividend per share to common stock or any other class or series that is convertible into common stock. No dividends were declared in 2020, 2019 and 2018.

Liquidation Preference

Upon a liquidation event, the holders of Series C Preferred Stock are entitled to receive before any payment is made to the other stockholders a per share liquidation preference equal to the greater of (i) 1.65 multiplied by the original issuance price for the Series C Financing (the Series C Original Issue Price) for the first 18 months after the Closing Date and, thereafter, increasing at a rate of 10% per annum, accruing daily and compounding quarterly, commencing on September 26, 2021, plus any dividends declared but unpaid thereon, up to an aggregate amount of 2.3 multiplied by the Series C Original Issue Price and (ii) such amount per share as would have been payable had all shares of Series C Preferred Stock been converted into common stock (the greater of clauses (i) and (ii), the “Series C Liquidation Preference”). Upon a liquidation event, and after the payment in full of Series C Preferred Stock liquidation amount, the holders of Series C Prime Preferred Stock (if any) are entitled to receive before any payment is made to the holders of Series B Preferred Stock or common stock a per share liquidation preference equal to the greater of (i) 1.65 multiplied by $32.889 per share (the “Base Price”), increasing at a rate of 10% per annum, accruing daily and compounding quarterly, commencing on March 26, 2022, plus any dividends declared but unpaid thereon, up to an aggregate amount of 2.30 multiplied by the Base Price and (ii) such amount per share as would have been payable had all shares of Series C Prime Preferred Stock been converted into common stock. Upon a liquidation event, and after the payment in full of Series C Prime Preferred Stock liquidation amount (if any), the holders of shares of Series B Preferred Stock (if any) are entitled to receive before any payment is made to the holders of common stock a per share liquidation preference equal to (a) on any date beginning on the Closing Date and ending on the date that is 15 months following the Closing Date, the greater of (i) the Base Price plus any dividends declared but unpaid thereon and (ii) such amount per share as would have been payable had all shares of Series B Preferred Stock been converted into common stock or (b) on any date following the date that is 15 months after the Closing Date and ending on the 2nd anniversary of the Closing Date, the greater of (i) the Base Price, plus interest at the rate of 25% per annum, and compounding quarterly on June 26, 2021 and September 26, 2021 and (ii) such amount per share as would have been payable had all shares of Series B Preferred Stock been converted into common stock (the Series B Liquidation Amount).

After the payment in full of the Series B Liquidation Amount, the holders of the Series A Preferred Stock had the right to receive the greater of the original issue price or the amount they would receive if they were to convert into shares of the Company’s common stock in advance of the holders of the Company’s other classes of capital stock outstanding.

Conversion

Subject to the terms and conditions of the original agreement (the Certificate of Incorporation), each share of Preferred Stock shall be convertible at any time at the option of the holder into such number of fully paid shares of common stock as is determined by dividing the applicable issuance price (the Original Issue Price) by the applicable conversion price in effect at the time of conversion. The initial conversion prices are subject to adjustment as provided in the Certificate of Incorporation for certain diluting issues such as stock splits, combinations, common stock dividends or distributions, distributions payable in securities, mergers, and reorganizations. The conversion ratio at each balance sheet date presented was share of common stock for one share of preferred stock. In addition, the Preferred Stock shall automatically convert into common stock: (i) at any time upon affirmative election of the holders of a majority of the outstanding shares of such Preferred Stock or (ii) immediately upon closing of the sale of the Company’s common stock in a qualified public offering as defined in the Company’s charter.

Redemption Option

At any time on or after the fifth anniversary of the Closing Date, holders of a majority of the shares Series C Preferred Stock may request a redemption of all or a portion of their shares of Series C Preferred Stock at a redemption price per share equal to the Series C Liquidation Preference, payable in two annual installments. In the event the Company does not consummate such redemption when required, the holders of Series C Preferred Stock shall be entitled to certain additional rights, including, among other rights, the right to receive an interest payment on the unpaid portion of the redemption price at an aggregate per annum rate equal to 10% increasing by one-half percent every 6 months up to an aggregate per annum rate equal to 12.5%, with such interest to accrue daily from the date on which such unpaid portion of the redemption price should have been paid and compounded quarterly, and if the redemption price has not been paid in full on the date that is 1.5 years after the date on which the initial redemption should have occurred, then the Company shall pay the holders of such shares an amount equal to 13% of the consolidated revenue of the Company each month.

At any time after the 66th month anniversary of the Closing Date, holders of a majority of the outstanding shares of Series C Prime Preferred Stock (if any) may request a redemption of all or a portion of their shares of Series C Prime Preferred Stock at a redemption price per share equal to 2.3 multiplied by the Base Price.

The Company and the holders of Series C Preferred Stock shall have the right to purchase all or any portion of the outstanding shares of Series B Preferred Stock at any time during the two years following the Closing Date at a price per share equal to (a) with respect to any shares purchased during the 15 months following the Closing Date, the Base Price or (b) with respect to any shares purchased after the 15 month anniversary of the Closing Date and up until the 2nd anniversary of the Closing Date, the Base Price plus interest accruing daily at the rate of 25% per annum from and after the 15 month anniversary of the Closing Date and compounding quarterly on June 26, 2021 and September 26, 2021. If any shares of Series B Preferred Stock are not repurchased by the Company or the holders of Series C Preferred Stock by the second anniversary of the Closing Date, all shares of Series B Preferred Stock will automatically convert to shares of Series C Prime Preferred Stock on a 1:1 basis.

The Series C Preferred Stock repurchase price shall be equal to the Series C Liquidation Preference, which was $403.4 million and $247.5 million at December 31, 2020 and 2019, respectively.

The Series B Preferred Stock repurchase price shall be equal to the original issue price plus all accrued but unpaid dividends thereon, which was $0 and $32.2 million at December 31, 2020 and December 31, 2019, respectively. All shares of Series A Preferred Stock were redeemed during 2019. All Series B shares were redeemed in 2020. Where fair value at date of issue is less than the mandatory redemption amount, the Company increases the carrying amount of the Preferred Stock by periodic accretions using the interest method so that the carrying amount will equal the mandatory redemption amount at the mandatory redemption date. The Preferred Stock has been presented outside of permanent equity at the accreted value as of December 31, 2020 and December 31, 2019.

Representation Rights

The holders of the Series C Preferred Stock were granted certain rights, including access to certain periodic Company financial information as well as approval rights on certain transactions such as: mergers, acquisitions, dividends, indebtedness, and capital expenditures. The holders of Preferred Stock also have certain registration rights in the event the Preferred Stock are converted into common stock. The Series C Preferred Stock and common stockholders have the right to Board of Directors representation.

Redeemable noncontrolling interest

On December 24, 2020, AEPL, an unaffiliated entity, acquired a redeemable noncontrolling interest in EduTech through the contribution of 10.0 million Singapore Dollars, which represents an investment of $7.5 million. At the transaction closing date, AvePoint owns a 77.78% interest in EduTech. Consequently, AEPL owns a 22.22% interest in EduTech. As part of AEPL’s initial investment in EduTech, the Company granted AEPL a put option which allows AEPL to cause the Company to repurchase AEPL’s shares in EduTech at any time between December 24, 2022 and December 24, 2023 at a price equal to AEPL’s initial investment. The Company recorded the initial value of the redeemable noncontrolling interest as $3.0 million, which represents AEPL’s share of EduTech’s net assets immediately following the investment. At each reporting period, the Company increases the carrying amount of the redeemable noncontrolling interest by periodic accretions using the interest method so that the carrying amount will equal the redemption amount on the date that the put option becomes exercisable. At December 31, 2020, the redeemable noncontrolling interest is recorded as $3.0 million. These adjustments are recorded as net income attributable to redeemable noncontrolling interest. The rollforward of the balance of the redeemable noncontrolling interest is as follows:

Redeemable noncontrolling interest
(in thousands)
Beginning balance (December 24, 2020)	$3,034
Adjustment to present redemption value as of December 31, 2020	27

Ending balance (December 31, 2020)	$3,061

Apex Technology Acquisition Corp [Member]
Mezzanine Equity and Stockholders' Deficiency

NOTE 7. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At March 31, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At March 31, 2021 and December 31, 2020, there were 7,723,921 and 10,555,082 shares of Class A common stock issued or outstanding, excluding 28,086,079 and 25,254,918 shares of common stock subject to possible redemption, respectively.

Class B Common Stock — The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. At March 31, 2021 and December 31, 2020, there were 8,750,000 shares of Class B common stock issued and outstanding.

Holders of Class A common stock and Class B common stock will vote together as a single class on all other matters submitted to a vote of stockholders except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering (not including the shares of Class A common stock underlying the Placement Units) plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination, any private placement-equivalent warrants issued, or to be issued, to any seller in a Business Combination, any private placement equivalent securities issued to the Sponsor or its affiliates upon conversion of loans made to the Company).

NOTE 8. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020 and 2019, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 31, 2020 and 2019, there were 10,555,082 and 4,482,779 shares of Class A common stock issued and outstanding, excluding 25,254,918 and 31,327,221 shares of Class A common stock subject to possible redemption, respectively.

Class B Common Stock — The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. At December 31, 2020 and 2019, there were 8,750,000 shares of Class B common stock issued and outstanding.

Holders of Class A common stock and Class B common stock will vote together as a single class on all other matters submitted to a vote of stockholders except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering (not including the shares of Class A common stock underlying the Placement Units) plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination, any private placement-equivalent warrants issued, or to be issued, to any seller in a Business Combination, any private placement equivalent securities issued to the Sponsor or its affiliates upon conversion of loans made to the Company).